UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215-99

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Small-Cap Value Fund

Investor Class (PRSVX)

This annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Investor Class	$82	0.79%

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the style-specific Russell 2000 Value Index, stock selection in the industrials and business services sector was the leading contributor to relative performance. Strong demand from aerospace and defense markets supported share gains for RBC Bearings, a niche supplier of ball bearings and related products. The energy sector also added value due to stock choices, particularly our holding in UK oil field services provider TechnipFMC, which benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in financials detracted from relative results. Investor concerns regarding the regional bank Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. The health care sector also weighed on relative results, mainly due to stock choices. Our holding in diagnostic testing company QuidelOrtho hindered performance.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research and face-to-face meetings with company management are critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,317	10,097	10,170
2016	10,749	10,362	10,608
2016	11,443	10,818	11,549
2016	12,897	11,274	13,174
2017	13,066	11,921	13,157
2017	13,366	12,280	13,245
2017	14,155	12,842	13,922
2017	14,622	13,656	14,207
2018	14,386	13,568	13,832
2018	15,251	14,095	14,980
2018	15,954	15,099	15,221
2018	12,941	12,940	12,379
2019	14,594	14,757	13,856
2019	15,254	15,361	14,046
2019	15,299	15,540	13,966
2019	16,285	16,954	15,151
2020	11,217	13,410	9,748
2020	13,579	16,364	11,591
2020	14,293	17,871	11,887
2020	18,320	20,495	15,853
2021	20,607	21,796	19,209
2021	21,669	23,592	20,085
2021	21,982	23,568	19,486
2021	22,999	25,754	20,335
2022	21,336	24,395	19,847
2022	18,462	20,321	16,815
2022	17,911	19,413	16,040
2022	18,734	20,808	17,390
2023	18,761	22,302	17,276
2023	19,446	24,172	17,825
2023	18,581	23,386	17,298
2023	21,023	26,209	19,937
2024	21,843	28,835	20,515
2024	21,120	29,762	19,768
2024	23,327	31,616	21,774
2024	23,321	32,448	21,543
2025	22,005	30,916	19,875
2025	22,813	34,314	20,862
2025	24,695	37,120	23,491
2025	25,238	38,012	24,256

202501-4140694, 202601-5113370

F46-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (Investor Class)	8.22%	6.62%	9.70%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Value Index (Strategy Benchmark)	12.59	8.88	9.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,037,617
  Number of Portfolio Holdings382
  Investment Advisory Fees Paid (000s)$42,591
  Portfolio Turnover Rate36.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	13.0
Health Care	11.4
Consumer Discretionary	10.4
Real Estate	8.8
Information Technology	8.5
Energy	6.7
Materials	5.8
Utilities	5.5
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Columbia Banking System	1.9%
Pinnacle Financial Partners	1.7
PennyMac Financial Services	1.4
Texas Capital Bancshares	1.1
Cytokinetics	1.1
CareTrust REIT	0.9
HA Sustainable Infrastructure Capital	0.9
Viavi Solutions	0.9
Matador Resources	0.9
Live Oak Bancshares	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Value Fund

Investor Class (PRSVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Small-Cap Value Fund

Advisor Class (PASVX)

This annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Advisor Class	$124	1.19%

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the style-specific Russell 2000 Value Index, stock selection in the industrials and business services sector was the leading contributor to relative performance. Strong demand from aerospace and defense markets supported share gains for RBC Bearings, a niche supplier of ball bearings and related products. The energy sector also added value due to stock choices, particularly our holding in UK oil field services provider TechnipFMC, which benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in financials detracted from relative results. Investor concerns regarding the regional bank Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. The health care sector also weighed on relative results, mainly due to stock choices. Our holding in diagnostic testing company QuidelOrtho hindered performance.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research and face-to-face meetings with company management are critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,310	10,097	10,170
2016	10,733	10,362	10,608
2016	11,416	10,818	11,549
2016	12,851	11,274	13,174
2017	13,009	11,921	13,157
2017	13,298	12,280	13,245
2017	14,071	12,842	13,922
2017	14,524	13,656	14,207
2018	14,274	13,568	13,832
2018	15,125	14,095	14,980
2018	15,839	15,099	15,221
2018	12,843	12,940	12,379
2019	14,474	14,757	13,856
2019	15,117	15,361	14,046
2019	15,146	15,540	13,966
2019	16,113	16,954	15,151
2020	11,087	13,410	9,748
2020	13,413	16,364	11,591
2020	14,111	17,871	11,887
2020	18,070	20,495	15,853
2021	20,311	21,796	19,209
2021	21,341	23,592	20,085
2021	21,633	23,568	19,486
2021	22,608	25,754	20,335
2022	20,953	24,395	19,847
2022	18,116	20,321	16,815
2022	17,562	19,413	16,040
2022	18,357	20,808	17,390
2023	18,380	22,302	17,276
2023	19,033	24,172	17,825
2023	18,168	23,386	17,298
2023	20,536	26,209	19,937
2024	21,316	28,835	20,515
2024	20,591	29,762	19,768
2024	22,717	31,616	21,774
2024	22,691	32,448	21,543
2025	21,391	30,916	19,875
2025	22,153	34,314	20,862
2025	23,956	37,120	23,491
2025	24,451	38,012	24,256

202501-4140694, 202601-5113370

F246-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (Advisor Class)	7.76%	6.24%	9.35%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Value Index (Strategy Benchmark)	12.59	8.88	9.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,037,617
  Number of Portfolio Holdings382
  Investment Advisory Fees Paid (000s)$42,591
  Portfolio Turnover Rate36.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	13.0
Health Care	11.4
Consumer Discretionary	10.4
Real Estate	8.8
Information Technology	8.5
Energy	6.7
Materials	5.8
Utilities	5.5
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Columbia Banking System	1.9%
Pinnacle Financial Partners	1.7
PennyMac Financial Services	1.4
Texas Capital Bancshares	1.1
Cytokinetics	1.1
CareTrust REIT	0.9
HA Sustainable Infrastructure Capital	0.9
Viavi Solutions	0.9
Matador Resources	0.9
Live Oak Bancshares	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Value Fund

Advisor Class (PASVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Small-Cap Value Fund

I Class (PRVIX)

This annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - I Class	$70	0.67%

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the style-specific Russell 2000 Value Index, stock selection in the industrials and business services sector was the leading contributor to relative performance. Strong demand from aerospace and defense markets supported share gains for RBC Bearings, a niche supplier of ball bearings and related products. The energy sector also added value due to stock choices, particularly our holding in UK oil field services provider TechnipFMC, which benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in financials detracted from relative results. Investor concerns regarding the regional bank Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. The health care sector also weighed on relative results, mainly due to stock choices. Our holding in diagnostic testing company QuidelOrtho hindered performance.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research and face-to-face meetings with company management are critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	515,974	504,841	508,514
2016	537,731	518,121	530,412
2016	572,707	540,907	577,438
2016	645,587	563,676	658,704
2017	654,315	596,049	657,848
2017	669,624	614,023	662,256
2017	709,258	642,092	696,093
2017	733,095	682,784	710,333
2018	721,439	678,383	691,580
2018	765,072	704,764	749,007
2018	800,487	754,971	761,025
2018	649,545	646,994	618,955
2019	732,695	737,854	692,777
2019	765,954	768,069	702,303
2019	768,563	776,999	698,280
2019	818,248	847,685	757,564
2020	563,837	670,521	487,413
2020	682,585	818,221	579,561
2020	718,636	893,559	594,375
2020	921,276	1,024,747	792,672
2021	1,036,698	1,089,787	960,464
2021	1,090,305	1,179,583	1,004,262
2021	1,106,370	1,178,384	974,324
2021	1,157,814	1,287,709	1,016,764
2022	1,074,523	1,219,738	992,370
2022	930,265	1,016,027	840,763
2022	902,502	970,666	802,003
2022	944,429	1,040,379	869,502
2023	946,010	1,115,082	863,791
2023	980,981	1,208,602	891,273
2023	937,514	1,169,276	864,899
2023	1,060,911	1,310,429	996,854
2024	1,102,636	1,441,725	1,025,771
2024	1,066,433	1,488,091	988,384
2024	1,178,108	1,580,787	1,088,721
2024	1,178,176	1,622,413	1,077,147
2025	1,112,150	1,545,804	993,746
2025	1,153,332	1,715,707	1,043,094
2025	1,248,902	1,855,986	1,174,567
2025	1,276,500	1,900,583	1,212,809

202501-4140694, 202601-5113370

F538-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Value Fund (I Class)	8.35%	6.74%	9.83%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Value Index (Strategy Benchmark)	12.59	8.88	9.27

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,037,617
  Number of Portfolio Holdings382
  Investment Advisory Fees Paid (000s)$42,591
  Portfolio Turnover Rate36.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	13.0
Health Care	11.4
Consumer Discretionary	10.4
Real Estate	8.8
Information Technology	8.5
Energy	6.7
Materials	5.8
Utilities	5.5
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Columbia Banking System	1.9%
Pinnacle Financial Partners	1.7
PennyMac Financial Services	1.4
Texas Capital Bancshares	1.1
Cytokinetics	1.1
CareTrust REIT	0.9
HA Sustainable Infrastructure Capital	0.9
Viavi Solutions	0.9
Matador Resources	0.9
Live Oak Bancshares	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Value Fund

I Class (PRVIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Small-Cap Value Fund

Z Class (TRZVX)

This annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the style-specific Russell 2000 Value Index, stock selection in the industrials and business services sector was the leading contributor to relative performance. Strong demand from aerospace and defense markets supported share gains for RBC Bearings, a niche supplier of ball bearings and related products. The energy sector also added value due to stock choices, particularly our holding in UK oil field services provider TechnipFMC, which benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in financials detracted from relative results. Investor concerns regarding the regional bank Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. The health care sector also weighed on relative results, mainly due to stock choices. Our holding in diagnostic testing company QuidelOrtho hindered performance.

  The fund adheres to a contrarian, bottom-up investing approach and seeks to identify under-followed companies that we believe are inefficiently priced. Fundamental research and face-to-face meetings with company management are critical to uncovering successful investment opportunities, and a long-term orientation allows for full exploitation of valuation anomalies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,766	10,865	10,744
6/30/20	13,056	13,259	12,775
9/30/20	13,770	14,480	13,102
12/31/20	17,684	16,606	17,473
3/31/21	19,930	17,659	21,172
6/30/21	20,994	19,115	22,137
9/30/21	21,336	19,095	21,477
12/31/21	22,367	20,867	22,413
3/31/22	20,788	19,765	21,875
6/30/22	18,026	16,464	18,533
9/30/22	17,520	15,729	17,679
12/31/22	18,364	16,859	19,166
3/31/23	18,425	18,069	19,041
6/30/23	19,137	19,585	19,646
9/30/23	18,321	18,948	19,065
12/31/23	20,766	21,235	21,974
3/31/24	21,619	23,362	22,611
6/30/24	20,941	24,114	21,787
9/30/24	23,179	25,616	23,999
12/31/24	23,217	26,290	23,744
3/31/25	21,953	25,049	21,905
6/30/25	22,805	27,802	22,993
9/30/25	24,731	30,075	25,891
12/31/25	25,324	30,798	26,734

202501-4140694, 202601-5113370

F1269-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Small-Cap Value Fund (Z Class)	9.07%	7.45%	17.39%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 2000 Value Index (Strategy Benchmark)	12.59	8.88	18.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,037,617
  Number of Portfolio Holdings382
  Investment Advisory Fees Paid (000s)$42,591
  Portfolio Turnover Rate36.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	26.4%
Industrials & Business Services	13.0
Health Care	11.4
Consumer Discretionary	10.4
Real Estate	8.8
Information Technology	8.5
Energy	6.7
Materials	5.8
Utilities	5.5
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Columbia Banking System	1.9%
Pinnacle Financial Partners	1.7
PennyMac Financial Services	1.4
Texas Capital Bancshares	1.1
Cytokinetics	1.1
CareTrust REIT	0.9
HA Sustainable Infrastructure Capital	0.9
Viavi Solutions	0.9
Matador Resources	0.9
Live Oak Bancshares	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Cap Value Fund

Z Class (TRZVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	9,125	9,200
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSVX Small-Cap Value Fund
PASVX Small-Cap Value Fund–
.
Advisor Class
PRVIX Small-Cap Value Fund–
.
I Class
TRZVX Small-Cap Value Fund–
.
Z Class

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 52 .79 $ 51 .99 $ 47 .90 $ 61 .79 $ 52 .79
Investment activities
Net investment income
(1)(2)
0 .36 0 .38 0 .36 0 .20 0 .18
Net realized and unrealized
gain/loss 4 .16 5 .58 5 .43 ( 11 .56 ) 13 .13
Total from investment
activities 4 .52 5 .96 5 .79 ( 11 .36 ) 13 .31
Distributions
Net investment income ( 0 .45 ) ( 0 .48 ) ( 0 .33 ) ( 0 .18 ) ( 0 .21 )
Net realized gain ( 5 .61 ) ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 )
Total distributions ( 6 .06 ) ( 5 .16 ) ( 1 .70 ) ( 2 .53 ) ( 4 .31 )
NET ASSET VALUE
End of period $ 51 .25 $ 52 .79 $ 51 .99 $ 47 .90 $ 61 .79
Ratios/Supplemental Data
Total return
(2)(3)
8 .22% 10 .93% 12 .22% ( 18 .55 ) % 25 .54%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .79% 0 .77% 0 .78% 0 .79% 0 .75%
Net expenses after waivers/
payments by Price Associates 0 .79% 0 .77% 0 .78% 0 .79% 0 .75%
Net investment income 0 .69% 0 .70% 0 .74% 0 .37% 0 .29%
Portfolio turnover rate 36 .4% 32 .4% 27 .5% 20 .7% 25 .1%
Net assets, end of period (in
millions) $3,403 $4,225 $4,532 $4,565 $7,722
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 52 .71 $ 51 .88 $ 47 .76 $ 61 .60 $ 52 .64
Investment activities
Net investment income
(loss)
(1)(2)
0 .15 0 .17 0 .22 0 .02 ( 0 .02 )
Net realized and unrealized
gain/loss 4 .12 5 .53 5 .39 ( 11 .51 ) 13 .08
Total from investment
activities 4 .27 5 .70 5 .61 ( 11 .49 ) 13 .06
Distributions
Net investment income ( 0 .28 ) ( 0 .19 ) ( 0 .12 ) — —
Net realized gain ( 5 .61 ) ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 )
Total distributions ( 5 .89 ) ( 4 .87 ) ( 1 .49 ) ( 2 .35 ) ( 4 .10 )
NET ASSET VALUE
End of period $ 51 .09 $ 52 .71 $ 51 .88 $ 47 .76 $ 61 .60
Ratios/Supplemental Data
Total return
(2)(3)
7 .76% 10 .49% 11 .87% ( 18 .81 ) % 25 .12%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .19% 1 .16% 1 .08% 1 .14% 1 .08%
Net expenses after waivers/
payments by Price Associates 1 .19% 1 .16% 1 .08% 1 .14% 1 .08%
Net investment income (loss) 0 .28% 0 .32% 0 .44% 0 .03% ( 0 .04 ) %
Portfolio turnover rate 36 .4% 32 .4% 27 .5% 20 .7% 25 .1%
Net assets, end of period (in
millions) $44 $49 $65 $77 $105
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 52 .64 $ 51 .87 $ 47 .80 $ 61 .72 $ 52 .76
Investment activities
Net investment income
(1)(2)
0 .42 0 .44 0 .42 0 .28 0 .25
Net realized and unrealized
gain/loss 4 .16 5 .57 5 .41 ( 11 .55 ) 13 .12
Total from investment
activities 4 .58 6 .01 5 .83 ( 11 .27 ) 13 .37
Distributions
Net investment income ( 0 .57 ) ( 0 .56 ) ( 0 .39 ) ( 0 .30 ) ( 0 .31 )
Net realized gain ( 5 .61 ) ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 )
Total distributions ( 6 .18 ) ( 5 .24 ) ( 1 .76 ) ( 2 .65 ) ( 4 .41 )
NET ASSET VALUE
End of period $ 51 .04 $ 52 .64 $ 51 .87 $ 47 .80 $ 61 .72
Ratios/Supplemental Data
Total return
(2)(3)
8 .35% 11 .05% 12 .33% ( 18 .43 ) % 25 .67%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .67% 0 .66% 0 .67% 0 .67% 0 .65%
Net expenses after
waivers/payments by Price
Associates 0 .67% 0 .66% 0 .67% 0 .67% 0 .65%
Net investment income 0 .81% 0 .81% 0 .86% 0 .52% 0 .40%
Portfolio turnover rate 36 .4% 32 .4% 27 .5% 20 .7% 25 .1%
Net assets, end of period (in
millions) $2,923 $3,025 $2,975 $2,900 $2,388
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 52 .91 $ 52 .06 $ 47 .95 $ 61 .88 $ 52 .83
Investment activities
Net investment income
(1)(2)
0 .79 0 .81 0 .75 0 .63 0 .64
Net realized and unrealized
gain/loss 4 .20 5 .63 5 .44 ( 11 .59 ) 13 .16
Total from investment
activities 4 .99 6 .44 6 .19 ( 10 .96 ) 13 .80
Distributions
Net investment income ( 0 .91 ) ( 0 .91 ) ( 0 .71 ) ( 0 .62 ) ( 0 .65 )
Net realized gain ( 5 .61 ) ( 4 .68 ) ( 1 .37 ) ( 2 .35 ) ( 4 .10 )
Total distributions ( 6 .52 ) ( 5 .59 ) ( 2 .08 ) ( 2 .97 ) ( 4 .75 )
NET ASSET VALUE
End of period $ 51 .38 $ 52 .91 $ 52 .06 $ 47 .95 $ 61 .88
Ratios/Supplemental Data
Total return
(2)(3)
9 .07% 11 .81% 13 .08% ( 17 .90 ) % 26 .48%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .64% 0 .64% 0 .65% 0 .65% 0 .64%
Net expenses after waivers/
payments by Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 1 .49% 1 .48% 1 .53% 1 .17% 1 .04%
Portfolio turnover rate 36 .4% 32 .4% 27 .5% 20 .7% 25 .1%
Net assets, end of period (in
millions) $2,668 $3,174 $3,004 $2,754 $4,046
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Value Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.8%
COMMUNICATION SERVICES  1.4%
Diversified Telecommunication Services  0.1%
GCI Liberty, Class A, EC (1)(2) 399,039 —
Uniti Group (2)(3) 1,602,643 11,235
11,235
Entertainment  0.5%
Madison Square Garden Sports (2)(3) 170,104 43,997
43,997
Media  0.8%
New York Times, Class A  987,616 68,560
68,560
Total Communication Services 123,792
CONSUMER DISCRETIONARY  10.3%
Automobile Components  1.2%
Dorman Products (2) 196,797 24,244
LCI Industries (3) 42,380 5,142
Patrick Industries (3) 207,130 22,459
Visteon  582,132 55,361
107,206
Broadline Retail  0.2%
Savers Value Village (2)(3) 1,730,982 16,167
16,167
Distributors  0.1%
Pool  39,071 8,938
8,938
Diversified Consumer Services  1.5%
Coursera (2) 1,494,155 10,997
Liberty Live Holdings, Class C (2) 561,919 46,729
McGraw Hill (2) 388,300 6,407
Strategic Education  839,603 67,336
131,469
Hotels, Restaurants & Leisure  1.5%
BJ's Restaurants (2) 167,538 6,601
Black Rock Coffee Bar, Class A (2) 340,003 7,565
Dutch Bros, Class A (2) 495,186 30,315
Life Time Group Holdings (2) 447,642 11,898
Marriott Vacations Worldwide (3) 441,675 25,480
Papa John's International (3) 489,150 18,827

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sportradar Group, Class A (2)(3) 299,701 7,124
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(2)(4)(5) 1,439,856 4,867
United Parks & Resorts (2)(3) 41,429 1,504
Wingstop  48,302 11,520
Wyndham Hotels & Resorts  160,028 12,092
137,793
Household Durables  1.7%
Champion Homes (2) 274,849 23,225
Installed Building Products  107,836 27,971
M/I Homes (2) 222,477 28,466
Meritage Homes  226,879 14,929
Taylor Morrison Home (2) 964,430 56,776
151,367
Leisure Products  0.3%
Peloton Interactive, Class A (2) 4,657,548 28,691
Rad Power Bikes, Class A, Acquisition Date: 1/22/21 - 9/16/21,
Cost $21,320 (1)(2)(4) 3,355,939 —
28,691
Specialty Retail  2.4%
Abercrombie & Fitch, Class A (2) 407,896 51,342
Advance Auto Parts (3) 393,509 15,465
Boot Barn Holdings (2) 125,429 22,134
Carvana (2) 49,289 20,801
Chewy, Class A (2) 743,442 24,571
Floor & Decor Holdings, Class A (2)(3) 108,737 6,621
Urban Outfitters (2) 469,153 35,308
Victoria's Secret (2) 819,138 44,373
220,615
Textiles, Apparel & Luxury Goods  1.4%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(2)(4) 3,303,766 10,010
Figs, Class A (2) 3,725,343 42,320
Kontoor Brands  257,908 15,756
Steven Madden  1,081,511 45,034
Under Armour, Class A (2)(3) 1,679,759 8,348
121,468
Total Consumer Discretionary 923,714
CONSUMER STAPLES  1.5%
Consumer Staples Distribution & Retail  0.3%
Grocery Outlet Holding (2)(3) 2,969,361 29,991
29,991

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.7%
Cal-Maine Foods (3) 24,328 1,936
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23 - 6/20/25, Cost $— (1)(2)(4) 13,891,000 —
Lamb Weston Holdings  94,504 3,959
Nomad Foods  522,771 6,540
Post Holdings (2) 395,984 39,222
Simply Good Foods (2) 334,806 6,723
Utz Brands  466,257 4,839
63,219
Household Products  0.2%
Reynolds Consumer Products  852,852 19,547
19,547
Personal Care Products  0.1%
BellRing Brands (2) 190,123 5,082
Olaplex Holdings (2)(3) 2,479,525 3,323
8,405
Tobacco  0.2%
Turning Point Brands  184,675 20,019
20,019
Total Consumer Staples 141,181
ENERGY  6.7%
Energy Equipment & Services  2.8%
Cactus, Class A  933,378 42,637
Enerflex (CAD)  1,613,157 24,869
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,875 (1)(2)(4)(5)(6) 20,874,541 9,602
Expro Group Holdings (2)(3) 2,999,403 40,042
Liberty Energy, Class A  1,312,874 24,236
Noble (3) 1,070,209 30,223
Seadrill (2) 317,470 10,984
Solaris Energy Infrastructure  150,441 6,916
TechnipFMC  1,497,709 66,738
256,247
Oil, Gas & Consumable Fuels  3.9%
Delek U.S. Holdings  498,875 14,797
Gulfport Energy (2) 177,763 36,973
Magnolia Oil & Gas, Class A  2,205,180 48,271
Matador Resources  1,920,285 81,497
PBF Energy, Class A  1,261,704 34,217
Permian Resources  4,616,585 64,771

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Range Resources  884,543 31,189
Scorpio Tankers  707,691 35,972
Teekay Tankers, Class A  139,312 7,442
355,129
Total Energy 611,376
FINANCIALS  26.1%
Banks  17.7%
Atlantic Union Bankshares  563,500 19,892
Avidia Bancorp (2) 497,883 8,369
Banc of California  3,435,475 66,270
BankUnited  703,088 31,337
Blue Foundry Bancorp (2) 833,634 10,362
Byline Bancorp  332,462 9,691
Cathay General Bancorp  565,695 27,374
Coastal Financial (2) 693,765 79,499
Columbia Banking System  5,993,550 167,520
Commercial Bancgroup (2) 405,718 9,964
CRB Group, Acquisition Date: 4/14/22 - 8/26/25,
Cost $4,387 (1)(2)(4) 48,611 5,111
Dogwood State Bank (2) 456,025 10,639
Eagle Bancorp (3) 597,530 12,799
East West Bancorp  561,313 63,086
Eastern Bankshares  3,508,190 64,656
Equity Bancshares, Class A  249,811 11,154
FB Financial  1,286,425 71,783
Flagstar Bank  3,888,025 48,950
FS Bancorp (6) 623,161 25,656
Home BancShares  2,446,334 67,959
International Bancshares  436,737 29,017
John Marshall Bancorp (6) 1,214,398 24,276
Live Oak Bancshares (6) 2,356,162 80,934
National Bank Holdings, Class A  617,352 23,466
Pinnacle Financial Partners (2) 1,581,837 150,923
Ponce Financial Group (2) 1,127,155 18,429
Popular  110,508 13,760
Preferred Bank  576,475 54,437
Southern First Bancshares (2)(6) 449,678 23,167
SOUTHSTATE BANK  667,941 62,860
Synovus Financial  573,495 28,703
Texas Capital Bancshares (2) 1,082,500 98,010
Towne Bank  2,183,883 72,876
Western Alliance Bancorp  907,365 76,282

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WSFS Financial  476,092 26,299
1,595,510
Capital Markets  1.7%
Etoro Group, Class A (2) 239,106 8,400
Hamilton Lane, Class A  261,719 35,151
Houlihan Lokey  212,019 36,932
Miami International Holdings (2) 171,525 7,612
OTC Markets Group, Class A  344,985 17,698
Sprott (3) 29,479 2,887
StepStone Group, Class A  279,044 17,906
StoneX Group (2) 245,916 23,394
Wealthfront (2) 539,188 7,327
157,307
Consumer Finance  0.5%
LendingClub (2) 914,800 17,327
PRA Group (2) 1,720,758 30,440
47,767
Financial Services  3.2%
HA Sustainable Infrastructure Capital (3) 2,599,549 81,704
Marqeta, Class A (2) 5,856,146 27,816
PennyMac Financial Services  959,359 126,482
Sezzle (2)(3) 214,664 13,626
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(2)(4) 38,630 54
Walker & Dunlop  643,424 38,702
288,384
Insurance  2.6%
Accelerant Holdings, Class A (2) 577,640 9,444
Ategrity Specialty Holdings (2) 330,498 6,944
Baldwin Insurance Group (2)(3) 618,012 14,851
Coalition, Series A, Acquisition Date: 9/13/21, Cost $357 (1)(2)
(4) 21,587 158
Goosehead Insurance, Class A  310,189 22,845
Hagerty, Class A (2)(3) 1,440,450 19,360
James River Group Holdings (6) 2,713,302 17,257
Neptune Insurance Holdings, Class A (2) 611,743 17,838
Palomar Holdings (2) 78,996 10,646
Primerica  93,038 24,037
RLI  299,194 19,142
Root, Class A (2)(3) 196,718 14,209
Ryan Specialty Holdings (3) 528,494 27,286
TWFG (2)(3) 511,696 14,722

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  8,744 18,170
236,909
Mortgage Real Estate Investment Trusts  0.4%
PennyMac Mortgage Investment Trust, REIT  2,998,179 37,627
37,627
Total Financials 2,363,504
HEALTH CARE  11.0%
Biotechnology  5.3%
Applied Therapeutics (2)(6) 12,676,181 1,268
Arcellx (2)(3) 683,799 44,584
Black Diamond Therapeutics (2) 2,132,966 5,183
Cabaletta Bio (2)(3)(6) 5,169,039 11,320
CG oncology (2)(3) 48,700 2,022
CRISPR Therapeutics (2)(3) 542,927 28,471
Cytokinetics (2) 1,528,900 97,146
Denali Therapeutics (2) 1,076,307 17,770
Dyne Therapeutics (2) 2,466,223 48,239
Erasca (2)(3) 4,282,982 15,933
GRAIL (2)(3) 51,500 4,408
Immatics (2)(3) 4,704,698 49,399
Immunocore Holdings, ADR (2)(3) 369,107 12,812
Immunome (2)(3) 982,436 21,103
Immunovant (2)(3) 492,386 12,516
Ionis Pharmaceuticals (2) 75,329 5,959
Jasper Therapeutics (2) 548,289 1,003
Jasper Therapeutics, Warrants, 9/22/29 (1)(2) 612,126 628
Karyopharm Therapeutics (2)(6) 858,964 6,322
Karyopharm Therapeutics, Warrants, 10/3/28, Acquisition Date:
10/8/25, Cost $— (2)(4)(6) 447,624 1,575
MapLight Therapeutics (2)(3) 622,179 10,929
MapLight Therapeutics, Acquisition Date: 7/18/25,
Cost $3,251 (2)(4) 203,208 3,569
Prime Medicine (2)(3) 1,520,505 5,276
Sarepta Therapeutics (2) 402,925 8,671
Shattuck Labs (2) 793,833 2,898
Vaxcyte (2) 1,306,394 60,277
479,281
Health Care Equipment & Supplies  1.1%
Avanos Medical (2)(6) 2,407,072 27,031
Integer Holdings (2) 158,203 12,408
iRadimed  82,460 8,022
Neogen (2) 1,461,572 10,216

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)
(2)(4) 2,631,808 816
QuidelOrtho (2)(3) 1,353,474 38,655
97,148
Health Care Providers & Services  2.8%
Alignment Healthcare (2) 1,930,487 38,127
BrightSpring Health Services (2) 1,010,677 37,850
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(2)(4) 211,518 385
Concentra Group Holdings Parent  1,628,136 32,042
Ensign Group  261,906 45,624
GeneDx Holdings (2) 72,353 9,410
Innovage Holding (2) 3,481,083 18,067
NeoGenomics (2) 1,171,811 13,780
Oscar Health, Class A (2) 2,084,573 29,955
Select Medical Holdings  1,671,827 24,827
250,067
Health Care Technology  0.1%
Certara (2) 493,866 4,351
4,351
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (2) 662,867 10,811
BioLife Solutions (2) 180,102 4,355
Maravai LifeSciences Holdings, Class A (2)(3) 1,001,892 3,256
Personalis (2)(3) 922,582 7,344
Repligen (2) 35,499 5,817
Sotera Health (2) 2,063,250 36,396
Stevanato Group (3) 791,088 15,916
83,895
Pharmaceuticals  0.8%
Elanco Animal Health (2)(3) 2,160,321 48,888
Icosavax, CVR (1)(2) 1,240,955 —
Perrigo  825,540 11,491
Rapport Therapeutics (2) 364,850 11,070
71,449
Total Health Care 986,191
INDUSTRIALS & BUSINESS SERVICES  12.4%
Aerospace & Defense  1.0%
BWX Technologies  22,437 3,878
Leonardo DRS  145,411 4,957
Loar Holdings (2) 110,969 7,546
Mercury Systems (2)(3) 285,046 20,811

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Moog, Class A  38,313 9,331
VSE  275,280 47,560
94,083
Building Products  1.1%
AZZ  192,104 20,590
Simpson Manufacturing  11,829 1,910
Trex (2) 46,948 1,647
UFP Industries  460,617 41,939
Zurn Elkay Water Solutions  679,885 31,608
97,694
Commercial Services & Supplies  0.8%
Brady, Class A  110,916 8,692
Casella Waste Systems, Class A (2)(3) 297,224 29,110
MSA Safety  105,649 16,919
UniFirst  101,740 19,626
74,347
Construction & Engineering  1.1%
Arcosa  350,314 37,245
MYR Group (2) 74,887 16,363
Valmont Industries  92,764 37,321
WillScot Holdings (3) 616,823 11,615
102,544
Electrical Equipment  1.0%
Nextpower, Class A (2) 508,813 44,323
Shoals Technologies Group, Class A (2) 2,602,792 22,124
Sunrun (2) 1,441,580 26,525
92,972
Ground Transportation  0.7%
Covenant Logistics Group  410,442 9,046
Landstar System  219,640 31,562
Saia (2) 65,221 21,296
61,904
Machinery  3.6%
Aebi Schmidt Holding (3) 2,085,151 26,377
AGCO  40,361 4,211
Alamo Group  64,214 10,780
Alliance Laundry Holdings (2) 599,222 12,194
Crane  115,241 21,254
Douglas Dynamics  465,106 15,186
Enpro  145,844 31,230
Esab  132,120 14,760

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ESCO Technologies  94,492 18,463
Federal Signal  25,890 2,811
Flowserve  200,780 13,930
Helios Technologies  456,254 24,405
Hillman Solutions (2) 1,868,031 16,177
JBT Marel  269,802 40,651
Middleby (2) 36,532 5,431
RBC Bearings (2) 140,062 62,808
Standex International  38,389 8,341
329,009
Marine Transportation  0.4%
Matson  298,202 36,843
36,843
Passenger Airlines  0.8%
Allegiant Travel (2)(3) 671,405 57,251
Sun Country Airlines Holdings (2) 1,006,337 14,481
71,732
Professional Services  0.9%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(2)(4) 211,422 1,882
FTI Consulting (2) 132,754 22,678
Parsons (2) 115,703 7,151
UL Solutions, Class A  584,407 46,086
77,797
Trading Companies & Distributors  1.0%
Custom Truck One Source (2)(3) 227,970 1,313
Diploma (GBP)  146,746 10,441
Herc Holdings  31,644 4,695
McGrath RentCorp  84,949 8,914
Rush Enterprises, Class A  883,613 47,662
SiteOne Landscape Supply (2) 147,523 18,375
91,400
Total Industrials & Business Services 1,130,325
INFORMATION TECHNOLOGY  8.0%
Communications Equipment  1.0%
Digi International (2) 132,594 5,740
Viavi Solutions (2) 4,582,195 81,655
87,395
Electronic Equipment, Instruments & Components  2.2%
Bel Fuse, Class B (3) 101,456 17,210
Insight Enterprises (2) 57,334 4,671

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Littelfuse  196,498 49,698
Mirion Technologies (2)(3) 2,649,248 62,046
Sanmina (2) 121,084 18,171
TTM Technologies (2) 391,048 26,982
Vishay Intertechnology  938,309 13,596
Vishay Precision Group (2)(3) 150,298 5,787
198,161
IT Services  0.6%
Applied Digital (2)(3) 949,137 23,273
Endava, ADR (2)(3)(6) 2,096,783 13,252
Fastly, Class A (2) 684,819 6,971
Globant (2) 79,200 5,177
Grid Dynamics Holdings (2) 604,832 5,462
54,135
Semiconductors & Semiconductor Equipment  1.9%
Allegro MicroSystems (2) 206,624 5,451
Entegris  124,237 10,467
FormFactor (2) 188,119 10,493
Impinj (2) 9,301 1,618
Lattice Semiconductor (2) 731,706 53,839
MACOM Technology Solutions Holdings (2) 314,203 53,817
Navitas Semiconductor (2)(3) 762,646 5,445
Onto Innovation (2) 34,902 5,510
Semtech (2) 286,504 21,112
167,752
Software  2.3%
Apiture Agreement Payment, EC, Acquisition Date: 10/28/25,
Cost $127 (1)(2)(4) 126,965 120
Apiture Expense Reserve Payment, EC, Acquisition Date:
10/28/25, Cost $153 (1)(2)(4) 152,358 145
Apiture Indemnification Special Payment, EC, Acquisition Date:
10/28/25, Cost $25 (1)(2)(4) 25,393 24
Aurora Innovation (2)(3) 609,598 2,341
Cellebrite DI (2) 476,479 8,591
Cipher Mining (2)(3) 1,108,333 16,359
Hut 8 (2)(3) 933,271 42,874
I3 Verticals, Class A (2)(3) 593,849 14,959
Intapp (2) 176,989 8,110
JFrog (2) 505,007 31,543
nCino (2)(3) 632,500 16,217
PAR Technology (2)(3) 702,747 25,496
Riot Platforms (2)(3) 2,468,166 31,272

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Workiva (2) 155,253 13,390
211,441
Total Information Technology 718,884
MATERIALS  5.1%
Chemicals  1.8%
Cabot  288,071 19,093
Element Solutions  2,160,079 53,981
HB Fuller  476,401 28,327
Perimeter Solutions (2) 939,169 25,855
Quaker Chemical  238,164 32,702
159,958
Construction Materials  0.2%
Knife River (2) 226,751 15,952
15,952
Metals & Mining  2.9%
Capstone Copper (CAD) (2) 3,379,715 33,932
Commercial Metals  234,819 16,254
Constellium (2) 2,369,298 44,661
IAMGOLD (2) 1,690,473 27,876
OR Royalties (3) 697,569 24,687
Reliance  171,541 49,553
Warrior Met Coal  757,732 66,809
263,772
Paper & Forest Products  0.2%
Louisiana-Pacific  157,657 12,732
West Fraser Timber (CAD) (3) 102,845 6,292
West Fraser Timber (3) 30,124 1,841
20,865
Total Materials 460,547
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $1,384 (1)(2)(4)(6) 553,406 1,384
Total Miscellaneous 1,384
REAL ESTATE  8.8%
Diversified Real Estate Investment Trusts  0.2%
Essential Properties Realty Trust, REIT  677,815 20,104
20,104

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Real Estate Investment Trusts  0.9%
CareTrust REIT, REIT  2,344,247 84,768
84,768
Hotel & Resort Real Estate Investment Trusts  0.8%
Pebblebrook Hotel Trust, REIT (3) 3,974,855 44,995
Ryman Hospitality Properties, REIT  311,003 29,427
74,422
Industrial Real Estate Investment Trusts  1.2%
EastGroup Properties, REIT  231,860 41,303
Terreno Realty, REIT  1,085,809 63,748
105,051
Office Real Estate Investment Trusts  1.4%
Empire State Realty Trust, Class A, REIT  1,696,756 11,063
Highwoods Properties, REIT  1,715,585 44,297
Hudson Pacific Properties, REIT (2) 812,132 8,795
IQHQ, Class A-1, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(2)(4) 866,287 4,262
Kilroy Realty, REIT (3) 1,522,557 56,898
125,315
Real Estate Management & Development  0.4%
Colliers International Group (3) 134,928 19,836
FirstService  30,479 4,740
St. Joe  148,221 8,800
33,376
Residential Real Estate Investment Trusts  1.0%
Independence Realty Trust, REIT  3,457,756 60,442
UMH Properties, REIT  2,103,645 33,469
93,911
Retail Real Estate Investment Trusts  1.9%
Curbline Properties, REIT  3,205,187 74,392
Macerich, REIT  2,680,237 49,477
NETSTREIT, REIT (3) 1,260,473 22,235
Saul Centers, REIT  749,624 23,636
169,740
Specialized Real Estate Investment Trusts  1.0%
CubeSmart, REIT  1,024,271 36,925
PotlatchDeltic, REIT  371,948 14,796
Safehold, REIT  2,125,938 29,104

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Smartstop Self Storage REIT, REIT (3) 263,736 8,160
88,985
Total Real Estate 795,672
UTILITIES  5.5%
Electric Utilities  1.9%
Hawaiian Electric Industries (2)(3) 3,688,653 45,370
IDACORP (3) 482,434 61,057
OGE Energy  1,189,205 50,779
Oklo (2)(3) 86,736 6,224
TXNM Energy  153,615 9,045
172,475
Gas Utilities  2.7%
Chesapeake Utilities  599,693 74,818
MDU Resources Group  1,183,225 23,097
ONE Gas  1,036,833 80,095
Southwest Gas Holdings  520,944 41,686
Spire  291,657 24,120
243,816
Water Utilities  0.9%
Artesian Resources, Class A (6) 562,782 17,790
California Water Service Group  865,462 37,500
Middlesex Water (3) 509,005 25,664
80,954
Total Utilities 497,245
Total Common Stocks (Cost $6,476,744) 8,753,815
CONVERTIBLE BONDS  0.2%
CONSUMER STAPLES  0.2%
Food Products  0.2%
Farmers Business Network, 15.00%, 9/29/26, Acquisition Date:
6/20/25, Cost $3,200 (1)(2)(4) 3,200,000 3,200
Farmers Business Network, 15.00%, 9/29/26, Acquisition Date:
9/29/23, Cost $10,691 (1)(2)(4) 10,691,000 10,691
Total Consumer Staples 13,891
Total Convertible Bonds (Cost $13,891) 13,891

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  2.6%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)
(2)(4)(5) 282,711 956
956
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(2)
(4) 2,127,647 1,809
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)
(2)(4) 406,249 4,123
5,932
Total Consumer Discretionary 6,888
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(2)(4) 841,026 —
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(2)(4) 144,247 —
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(2)(4) 26,661 —
Total Consumer Staples —
FINANCIALS  0.3%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $11,470 (1)(2)(4) 109,095 11,470
11,470
Financial Services  0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(2)(4) 445,224 623
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(2)(4) 335,107 469
Stash Financial, Series H-1, Acquisition Date: 5/1/25,
Cost $800 (1)(2)(4) 479,125 671
Stash Financial, Series H-2, Acquisition Date: 5/1/25,
Cost $10,170 (1)(2)(4) 6,767,701 9,475
11,238

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)
(2)(4) 1,296,510 9,491
9,491
Total Financials 32,199
HEALTH CARE  0.4%
Biotechnology  0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)
(2)(4) 331,043 477
477
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)
(2)(4) 211,518 385
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(2)(4) 3,729,550 4,997
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(2)(4) 3,272,913 4,386
9,768
Life Sciences Tools & Services  0.3%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(2)
(4) 1,011,567 17,753
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(2)(4) 472,388 7,592
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(2)(4) 307,043 4,934
30,279
Total Health Care 40,524
INDUSTRIALS & BUSINESS SERVICES  0.6%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $14,587 (1)(2)(4) 367,537 81
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)
(2)(4) 2,622,728 9,494
9,575
Electrical Equipment  0.4%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(2)(4) 613,518 393
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (1)(2)(4)(6) 8,531,194 12,114

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(2)(4)(6) 15,050,275 21,371
33,878
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(2)
(4) 889,080 7,913
7,913
Total Industrials & Business Services 51,366
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(2)
(4) 711,894 17,299
Gusto, Series D, Acquisition Date: 7/16/19, Cost $1,612 (1)(2)
(4) 121,068 2,942
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(2)(4) 857,551 12,949
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(2)
(4) 309,802 4,737
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(2)(4) 1,881,753 6,473
Total Information Technology 44,400
MATERIALS  0.7%
Chemicals  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)
(2)(4) 275,749 5,024
5,024
Metals & Mining  0.6%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(2)(4) 522,347 58,822
58,822
Total Materials 63,846
Total Convertible Preferred Stocks (Cost $301,063) 239,223
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (1)(2)(4)(5)(6) 1,286,870 1,789

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Reservoir Holdings, Series 2022, Class A-3, Acquisition
Date: 11/30/22, Cost $144 (1)(2)(4)(5)(6) 143,910 177
Total Energy 1,966
Total Preferred Stocks (Cost $1,431) 1,966
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 3.77% (6)(7) 50,773,125 50,773
Total Short-Term Investments (Cost $50,773) 50,773
SECURITIES LENDING COLLATERAL  2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(7) 212,534,281 212,534
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 212,534
Total Securities Lending Collateral (Cost $212,534) 212,534
Total Investments in Securities
102.6% of Net Assets
(Cost $7,056,436) $ 9,272,202
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $299,044 and represents 3.3% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(6) Affiliated Companies
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Applied Therapeutics  $ (3,432) $ (3,326) $ —
Artesian Resources, Class A  24 18 725
Avanos Medical  253 (10,499) —
Cabaletta Bio  (3,257) 3,348 —
Coastal Financial  5,528 16,012 —
Endava, ADR  (36,296) 8,685 —
Energy Reservoir Holdings, Class A-1  — (1,671) —
Energy Reservoir Holdings, Class A-3  — 116 —
Energy Reservoir Holdings, Series 2022, Class
A-3  — 13 —
FS Bancorp  908 (846) 874
James River Group Holdings ^^ 163 5,328 335
John Marshall Bancorp  425 (495) 380
Karyopharm Therapeutics  97 1,622 —
Karyopharm Therapeutics, Warrants, 10/3/28  — 1,575 —
Live Oak Bancshares  2,253 (15,189) 292
Ponce Financial Group  998 2,832 —
PRA Group  (1,336) 730 —
Southern First Bancshares  386 5,136 —
Talon Capital Sponsor, Class A  — — —
Tonian Holdings, Series A, Non-Voting Shares  — 1,023 —
Tonian Holdings, Series A, Voting Shares  — 1,806 —
T. Rowe Price Government Reserve Fund,
3.77% — — 2,978 ++
T. Rowe Price Treasury Reserve Fund, 3.75% — — — ++
Affiliates not held at period end (68,169) 52,767 642
Totals $ (101,455) # $ 68,985 $ 6,226 +

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
Apiture  $ * $ — $ 11,099 $ —
Apiture, Voting Shares  * — 252 —
Applied Therapeutics  * 5,495 3,799 1,268
Artesian Resources, Class A  16,955 1,716 899 17,790
Avanos Medical  * 12,298 2,499 27,031
Cabaletta Bio  * 7,791 4,207 11,320
Coastal Financial  64,509 4,972 5,994 *
Endava, ADR  * 20,451 61,603 13,252
Energy Reservoir Holdings,
Class A-1  11,272 1 — 9,602
Energy Reservoir Holdings,
Class A-3  1,673 — — 1,789
Energy Reservoir Holdings,
Series 2022, Class A-3  164 — — 177
FS Bancorp  26,915 — 413 25,656
James River Group
Holdings ^^ 11,941 58,543 58,555 17,257
John Marshall Bancorp  24,903 675 807 24,276
Karyopharm Therapeutics  — 5,144 444 6,322
Karyopharm Therapeutics,
Warrants, 10/3/28  — — — 1,575
Live Oak Bancshares  96,831 1,001 1,709 80,934
Monro  39,247 — 86,338 —
Ponce Financial Group  20,036 — 4,439 *
PRA Group  * 12,372 5,083 *
Shyft Group  21,953 2,022 33,609 —
Southern First Bancshares  18,802 — 771 23,167
Talon Capital Sponsor, Class A  — 1,384 — 1,384
Tonian Holdings, Series A,
Non-Voting Shares  11,091 — — 12,114
Tonian Holdings, Series A,
Voting Shares  19,565 — — 21,371
T. Rowe Price Government
Reserve Fund, 3.77% 414,001 ¤ ¤ 50,773
T. Rowe Price Treasury
Reserve Fund, 3.75% — ¤ ¤ 212,534
Total $ 559,592 ^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $6,226 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $604,820.
^^ Includes previously reported affiliates James River Group Holdings acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,056,436) $ 9,272,202
Dividends receivable 9,885
Receivable for investment securities sold 4,817
Receivable for shares sold 2,160
Due from affiliates 1,217
Cash 307
Other assets 115
Total assets 9,290,703
Liabilities
Obligation to return securities lending collateral 212,534
Payable for shares redeemed 31,084
Investment management fees payable 5,000
Payable for investment securities purchased 3,840
Payable to directors 7
Other liabilities 621
Total liabilities 253,086
NET ASSETS $ 9,037,617

T. ROWE PRICE Small-Cap Value Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,197,562
Paid-in capital applicable to 176,449,406 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,840,055
NET ASSETS $ 9,037,617
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,402,622; Shares outstanding: 66,396,601) $ 51.25
Advisor Class
(Net assets: $43,999; Shares outstanding: 861,125) $ 51.09
I Class
(Net assets: $2,922,658; Shares outstanding: 57,261,202) $ 51.04
Z Class
(Net assets: $2,668,338; Shares outstanding: 51,930,478) $ 51.38

T. ROWE PRICE Small-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $326) $ 141,885
Securities lending 1,707
.
  Interest 791
Other 19
Total income 144,402
Expenses
Investment management 61,921
Shareholder servicing
Investor Class $ 5,426
Advisor Class 136
I Class 679 6,241
Rule 12b-1 fees
Advisor Class 110
Prospectus and shareholder reports
Investor Class 93
Advisor Class 2
I Class 36
Z Class 3 134
Custody and accounting 410
Registration 136
Legal and audit 59
Directors 31
Miscellaneous 104
Waived / paid by Price Associates (19,330)
Total expenses 49,816
Net investment income 94,586

T. ROWE PRICE Small-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,388,770
Futures (3,721)
Foreign currency transactions (58)
Net realized gain 1,384,991
Change in net unrealized gain / loss
Securities (688,926)
Other assets and liabilities denominated in foreign currencies 4
Change in net unrealized gain / loss (688,922)
Net realized and unrealized gain / loss 696,069
INCREASE IN NET ASSETS FROM OPERATIONS $ 790,655

T. ROWE PRICE Small-Cap Value Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 94,586 $ 101,038
Net realized gain 1,384,991 1,221,031
Change in net unrealized gain / loss (688,922) (200,761)
Increase in net assets from operations 790,655 1,121,308
Distributions to shareholders
Net earnings
Investor Class (368,194) (382,934)
Advisor Class (4,651) (4,223)
I Class (323,716) (279,911)
Z Class (305,813) (306,975)
Decrease in net assets from distributions (1,002,374) (974,043)
Capital share transactions
*
Shares sold
Investor Class 806,083 448,799
Advisor Class 3,000 5,840
I Class 256,147 386,986
Z Class 100,005 216,427
Distributions reinvested
Investor Class 355,107 370,678
Advisor Class 4,554 4,106
I Class 293,649 252,343
Z Class 305,813 306,975
Shares redeemed
Investor Class (1,906,021) (1,203,060)
Advisor Class (11,198) (26,779)
I Class (559,178) (621,206)
Z Class (871,564) (391,426)
Decrease in net assets from capital share
transactions (1,223,603) (250,317)

T. ROWE PRICE Small-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Decrease during period (1,435,322) (103,052)
Beginning of period 10,472,939 10,575,991
End of period $ 9,037,617 $ 10,472,939
*Share information (000s)
Shares sold
Investor Class 14,970 8,272
Advisor Class 57 108
I Class 4,923 7,053
Z Class 1,895 4,084
Distributions reinvested
Investor Class 6,718 6,650
Advisor Class 86 74
I Class 5,577 4,540
Z Class 5,772 5,496
Shares redeemed
Investor Class (35,319) (22,068)
Advisor Class (214) (498)
I Class (10,695) (11,488)
Z Class (15,730) (7,296)
Decrease in shares outstanding (21,960) (5,073)

T. ROWE PRICE Small-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Value Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has four classes of shares: the Small-Cap
Value Fund, Inc. (Investor Class), the Small-Cap Value Fund–Advisor Class
(Advisor Class), the Small-Cap Value Fund–I Class (I Class) and the Small-
Cap Value Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Small-Cap Value Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the fund realized $395,961,000 of net gain on
$873,725,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Value Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Small-Cap Value Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2025, totaled $(9,814,000) for the year ended December 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,633,689 $ 80,678 $ 39,448 $ 8,753,815
Convertible Bonds — — 13,891 13,891
Convertible Preferred Stocks — — 239,223 239,223
Preferred Stocks — — 1,966 1,966
Short-Term Investments 50,773 — — 50,773
Securities Lending Collateral 212,534 — — 212,534
Total $ 8,896,996 $ 80,678 $ 294,528 $ 9,272,202
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 91,308 $ (21,238) $ 2,861 $ (33,483) $ 39,448
Convertible Bonds 20,594 267 3,200 (10,170) 13,891
Convertible Preferred Stocks 244,913 10,302 10,970 (26,962) 239,223
Preferred Stocks 1,837 129 — — 1,966
Total $ 358,652 $ (10,540) $ 17,031 $ (70,615) $ 294,528

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$39,448 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
5% Decrease
Market
comparable
Private
company
valuation
—# —# —#
Probability
for potential
outcome
20%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
- 9.1x
1.5x Increase
Enterprise
value to gross
profit multiple
3.5x
- 4.9x
3.6x Increase
Enterprise
value to
EBITDA
multiple
7.9x
- 9.6x
8.8x Increase
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
recoverability
—# —# —#
Discount to
NAV
45% 45% Decrease
Discount to
public company
multiples
50% 50% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
Model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 60% 60% Increase
Convertible
Bonds
$13,891 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$239,223 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Private
company
valuation
—# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium to
public company
multiples
1%
- 79%
31% Increase
Probability
for potential
outcome
25%
- 70%
47% Increase
Enterprise
value to sales
multiple
1.0x
- 30.7x
8.7x Increase
Sales growth
rate
3%
- 118%
60% Increase
Enterprise
value to gross
profit multiple
2.6x
- 32.3x
12.3x Increase
Gross profit
growth rate
4%
- 116%
62% Increase
Enterprise
value to
EBITDA
multiple
9.8x
- 19.6x
16.6x Increase
Enterprise
value to
gross written
premiums
multiple
2.6x 2.6x Increase
Rate of return 29%
- 35%
32% Decrease
Cost of capital 30% 30% Decrease
Discount to
public company
multiples
20%
- 50%
37% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
Model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 45% 45% Increase
Preferred
Stocks
$1,966 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2025, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (3,721)
Total $ (3,721)

T. ROWE PRICE Small-Cap Value Fund

of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the

T. ROWE PRICE Small-Cap Value Fund

securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $450,799,000; the aggregate value of collateral was
$464,433,000 and consisted of cash collateral and related investments of
$212,534,000 and U.S. government securities of $251,899,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,541,531,000 and
$4,726,892,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Small-Cap Value Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals. Other temporary differences relate primarily to deferral of REIT income.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 108,168 $ 172,584
Long-term capital gain 894,206 801,459
Total distributions $ 1,002,374 $ 974,043
($000s)
Cost of investments $ 7,078,839
Unrealized appreciation $ 2,884,999
Unrealized depreciation (691,637)
Net unrealized appreciation (depreciation) $ 2,193,362
($000s)
Undistributed ordinary income $ 6,998
Net unrealized appreciation (depreciation) 2,193,362
Loss carryforwards and deferrals (5,148)
Other temporary differences 2,350
Total distributable earnings (loss) $ 2,197,562

T. ROWE PRICE Small-Cap Value Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,

T. ROWE PRICE Small-Cap Value Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/

T. ROWE PRICE Small-Cap Value Fund

paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $2,513,000 for T. Rowe Price Services,
Inc.; and $432,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(19,330)

T. ROWE PRICE Small-Cap Value Fund

options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2025.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $48,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Small-Cap Value Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Small-Cap
Value Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Value Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,156,798,000 from long-term capital gains, of which $1,154,345,000 was subject to a long-term capital gains tax rate of not greater than 20%, and
$2,453,000 to a long-term capital gains tax rate of not greater than 25%.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $103,515,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $97,212,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $13,314,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F46-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2026